STATEMENTS OF INCOME (FY) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 2,188,743	$ 1,842,337
Loss from operations	(2,188,743)	(1,842,337)
Other income (expense)
Change in fair value of derivative liabilities	13,772,685	9,503,810
Financing costs - warrant liabilities	0	(734,320)
Interest income	193	54
Interest expense	(7,885)	0
Unrealized gain on investments held in Trust Account	4,299,827	50,412
Total other (expense) income, net	18,064,820	8,819,956
Net (loss) income	$ 15,876,077	$ 6,977,619
Weighted average Class B ordinary shares, basic	12,075,000	11,906,712
Weighted average Class B ordinary shares, diluted	12,075,000	11,906,712
Basic net income per ordinary share	$ 0.26	$ 0.13
Diluted net income per ordinary share	$ 0.26	$ 0.13
Common Stock Subject to Redemption [Member]
Other income (expense)
Weighted average Class A ordinary shares, basic	48,300,000	43,139,178
Weighted average Class A ordinary shares, diluted	48,300,000	43,139,178
Basic net income per ordinary share	$ 0.26	$ 0.13
Diluted net income per ordinary share	$ 0.26	$ 0.13